Accrued Expenses (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Payroll and related	$ 2,237,000	$ 562,641	$ 1,644
Professional service fees	2,284,000	693,206	35,792
Construction costs	1,408,000	2,574,000
Other accrued liabilities	935,000	351,795	11,799
Incentive compensation	864,000	0
Utilities	476,000	383,852
Interest on convertible debt with a related party	0	618,082
Accrued expenses	$ 8,204,000	$ 5,183,880	$ 49,235